Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	May 16, 2016	Oct. 04, 2015
Document and Entity Information
Entity Registrant Name	Vista Outdoor Inc.
Entity Central Index Key	0001616318
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,732
Entity Common Stock, Shares Outstanding		60,732,574
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY